Net Sales - Summary of Net Sales (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net sales [line items]
Net sales	kr 232,390	kr 227,216	kr 210,838
IPR licensing revenues	9,975	9,631	7,954
Of which export sales from Sweden	132,269	120,822	109,969
Hardware [member]
Disclosure of net sales [line items]
Net sales	96,294	86,130	76,792
Software [member]
Disclosure of net sales [line items]
Net sales	49,892	48,036	44,633
Services [member]
Disclosure of net sales [line items]
Net sales	kr 86,204	kr 93,050	kr 89,413